Cover	Apr. 01, 2025
Cover [Abstract]
Entity Registrant Name	BrooQLy Inc.
Entity Central Index Key	0001854526
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Apr. 01, 2025
Entity Ex Transition Period	false
Entity File Number	000-56399
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	10101 S. Robert Road
Entity Address Address Line 2	Suite 209
Entity Address City Or Town	Palos Hills
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60465
City Area Code	718
Local Phone Number	705-8770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed to amend and supplement “Item 9.01 – Financial Statements and Exhibits,” included in the initial report on Form 8-K filed by BrooQLy Inc. (the “Company”) on April 7, 2025 (the “Initial Filing”), to include the required audited and unaudited special purpose combined carve-out financial statements of Vayu (US) Inc. (“Vayu”), Impossible Aerospace Corporation (“IAC”), and Global Autonomous Corporation (“GAC” and, together with Vayu and IAC, the “Acquired Entities”), pursuant to Rule 3-05(b) of Regulation S-X, and the unaudited pro forma consolidated financial statements for the consolidated Company and Acquired Entities pursuant to Article 11 of Regulation S-X. The required audited and unaudited special purpose combined carve-out financial statements and unaudited pro forma consolidated financial statements are filed as exhibits to this report under Item 9.01.